SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Right of use assets, Accumulated amortization	$ 3,501
Right of use assets, net	(0)
Right of use assets, net	$ (0)
Office lease [member]
IfrsStatementLineItems [Line Items]
Right of use assets, cost, beginning balance		$ (0)
Right of use assets, cost, recognized on adoption		68,253
Right of use assets, cost, additions		(0)
Right of use assets, cost, ending balance		68,253
Right of use assets, accumulated amortization, beginning balance		(0)
Right of use assets, Accumulated amortization		68,253
Right of use assets, accumulated amortization, ending balance		68,253
Right of use assets, net		(0)
Right of use assets, net		$ (0)